PROPERTY AND EQUIPMENT, NET (Schedule of Capital Leased Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Original cost - machinery and equipment	$ 53,441	$ 16,630
Accumulated depreciation - machinery and equipment	(5,500)	(306)
Total, net	$ 47,941	$ 16,324